Income taxes - Effective Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (97,657)	$ (150,198)	$ (184,537)
Expected income tax recovery	(25,381)	(39,051)	(47,979)
Increase (reduction) in income taxes resulting from:
Non-deductible stock-based compensation	3,553	2,495	3,619
Other permanent differences	(76)	(446)	(2,562)
Withholding taxes	1,429	969	590
Foreign tax rate differences, foreign exchange and other adjustments	(138)	7,409	3,858
Non-taxable income from equity investment	(4,512)	(3,739)	(2,851)
Change in valuation allowance	21,036	25,784	37,391
Goodwill impairment	4,820	4,748	8,807
Change in uncertain tax position	0	1,252	0
Total	$ 731	$ (579)	$ 873